Aug-20-03 11:09am From- T-720 P.003/003 F-963

*Manager*
*Securities Operations*

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

**NYSE**

03027960

1-31268

RECD S.E.C.
AUG 2 0 2003
1086

August 20, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 22 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, Common Shares, par value $0.001. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 20, 2003. Tentative listing date – August 27, 2003.

Sincerely,